Right of use assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating lease term			5 years
Lease used percentage			11.06%
Gains on disposals of or poperty plant and equipment			$ 27